CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary share [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2015	$ 599	$ 46,164	$ (34,115)	$ 12,648
Beginning balance, shares at Dec. 31, 2015	11,811,709
Changes during the six months ended June 30
Exercise of warrants into ordinary shares	$ 24	(19)		5
Exercise of warrants into ordinary shares, shares	442,770
Share-based compensation		794		794
Net loss for the period			(4,732)	(4,732)
Ending balance at Jun. 30, 2016	$ 623	46,939	(38,847)	8,715
Ending balance, shares at Jun. 30, 2016	12,254,479
Beginning balance at Dec. 31, 2016	$ 771	52,577	(42,941)	10,407
Beginning balance, shares at Dec. 31, 2016	15,205,075
Changes during the six months ended June 30
Issuance of ordinary shares in the registered direct offering, net of issuance expenses in an amount of $349	$ 68	2,281		2,349
Issuance of ordinary shares in the registered direct offering, net of issuance expenses in an amount of $349, shares	1,349,500
Exercise of warrants into ordinary shares	$ 22	(7)		15
Exercise of warrants into ordinary shares, shares	425,270
Share-based compensation		347		347
Net loss for the period			(5,486)	(5,486)
Ending balance at Jun. 30, 2017	$ 861	$ 55,198	$ (48,427)	$ 7,632
Ending balance, shares at Jun. 30, 2017	16,979,845